Consolidated Statements of Changes in Net Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operations:
Net investment income	$ 735,445	$ 324,399	$ 68,487
Net realized gains	46,490	17,914	6,255
Net unrealized gains (losses)	(297)	63,803	19,297
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	781,638	406,116	94,039
Distributions to shareholders:
Net decrease in net assets from distributions	(815,675)	(347,088)	(53,166)
Share transactions:
Net increase in net assets from share transactions	4,639,385	4,080,276	1,572,421
Net assets, beginning of period	5,900,696	1,761,392	148,098
Net assets, end of period	10,506,044	5,900,696	1,761,392
Class I
Distributions to shareholders:
Net decrease in net assets from distributions	(662,544)	(283,401)	(45,455)
Share transactions:
Proceeds from shares sold	4,218,581	3,288,851	1,218,909
Share transfers between classes	2,968	945
Distributions reinvested	180,681	68,786	8,289
Repurchased shares, net of early repurchase deduction	(741,892)	(58,324)	(78)
Net increase in net assets from share transactions	3,660,338	3,300,258	1,227,120
Net assets, beginning of period	4,761,183	1,413,632	148,098
Net assets, end of period	8,393,572	4,761,183	1,413,632
Class S
Distributions to shareholders:
Net decrease in net assets from distributions	(94,459)	(50,450)	(6,445)
Share transactions:
Proceeds from shares sold	526,705	504,882	296,150
Share transfers between classes	(7,221)	(3,298)
Distributions reinvested	25,908	10,308	341
Repurchased shares, net of early repurchase deduction	(51,409)	(5,298)
Net increase in net assets from share transactions	493,983	506,594	296,491
Net assets, beginning of period	814,414	298,608
Net assets, end of period	1,304,117	814,414	298,608
Class D
Distributions to shareholders:
Net decrease in net assets from distributions	(58,672)	(13,237)	(1,266)
Share transactions:
Proceeds from shares sold	514,941	267,907	48,588
Share transfers between classes	4,253	2,353
Distributions reinvested	22,816	3,164	222
Repurchased shares, net of early repurchase deduction	(56,946)
Net increase in net assets from share transactions	485,064	273,424	48,810
Total increase in net assets	4,605,348	4,139,304	1,613,294
Net assets, beginning of period	325,099	49,152
Net assets, end of period	$ 808,355	$ 325,099	$ 49,152